Tax Situation (Details) - Schedule of Total Tax Loss Amounts S/ in Thousands	12 Months Ended
Dec. 31, 2023 PEN (S/)
Schedule of Total Tax Loss Amounts [Line Items]
Tax loss	S/ 567,917
Estimate on Application 2024	27,002
Estimate on Application 2025	81,792
Estimate on Application Forward	459,123
Cumbra Peru S.A. [Member]
Schedule of Total Tax Loss Amounts [Line Items]
Tax loss	S/ 316,986
Tax loss application method	B
Estimate on Application 2024	S/ 1,200
Estimate on Application 2025	75,729
Estimate on Application Forward	S/ 240,057
Statute of limitations
Vial y Vives - DSD S.A. [Member]
Schedule of Total Tax Loss Amounts [Line Items]
Tax loss	S/ 201,418
Tax loss application method	Not applicable
Estimate on Application 2024
Estimate on Application 2025	5,223
Estimate on Application Forward	S/ 196,195
Statute of limitations
AENZA S.A.A. [Member]
Schedule of Total Tax Loss Amounts [Line Items]
Tax loss	S/ 22,237
Tax loss application method	A
Estimate on Application 2024	S/ 22,237
Estimate on Application 2025
Estimate on Application Forward
Statute of limitations	2026
Transportadora de Gas Natural Comprimido Andino S.A.C. [Member]
Schedule of Total Tax Loss Amounts [Line Items]
Tax loss	S/ 15,532
Tax loss application method	B
Estimate on Application 2024	S/ 375
Estimate on Application 2025	390
Estimate on Application Forward	S/ 14,767
Statute of limitations
Carretera Andina del Sur S.A.C. [Member]
Schedule of Total Tax Loss Amounts [Line Items]
Tax loss	S/ 9,025
Tax loss application method	B
Estimate on Application 2024	S/ 471
Estimate on Application 2025	450
Estimate on Application Forward	S/ 8,104
Statute of limitations
Consorcio Vial del Sur [Member]
Schedule of Total Tax Loss Amounts [Line Items]
Tax loss	S/ 1,817
Tax loss application method	A
Estimate on Application 2024	S/ 1,817
Estimate on Application 2025
Estimate on Application Forward
Statute of limitations	2027
Unna Energia S.A. [Member]
Schedule of Total Tax Loss Amounts [Line Items]
Tax loss	S/ 902
Tax loss application method	A
Estimate on Application 2024	S/ 902
Estimate on Application 2025
Estimate on Application Forward
Statute of limitations	2026